Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of DBO	21 years 1 month 6 days	20 years 3 months 19 days
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 36	kr 43
Past service cost and gains and losses on settlements	(266)	kr 100
Other financial expenses [member]
Disclosure of net defined benefit liability (asset) [line items]
Past service cost and gains and losses on settlements	258
2020 [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to Alectas plan	1,700
2020 [member] | Bottom of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Additional contribution to plans	1,000
2020 [member] | Top of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Additional contribution to plans	kr 2,000